LEASES - Right of use assets (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	R$ 5,196,631	R$ 5,109,226
Additions/updates	326,682	813,909
Depreciation (1)	(366,991)	(707,707)
Write-offs (2)	(2,860)	(18,797)
Ending Balance	5,153,462	5,196,631
Lands
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	3,380,298	3,283,156
Additions/updates	224,133	496,236
Depreciation (1)	(199,399)	(386,436)
Write-offs (2)	(2,860)	(12,658)
Ending Balance	3,402,172	3,380,298
Machinery and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	184,813	112,553
Additions/updates	78,294	206,847
Depreciation (1)	(77,328)	(134,587)
Write-offs (2)
Ending Balance	185,779	184,813
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	127,432	85,756
Additions/updates	24,251	101,124
Depreciation (1)	(26,790)	(59,448)
Write-offs (2)
Ending Balance	124,893	127,432
Ships and boats
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	1,498,228	1,623,118
Additions/updates
Depreciation (1)	(62,445)	(124,890)
Write-offs (2)
Ending Balance	1,435,783	1,498,228
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	5,860	4,643
Additions/updates	4	9,702
Depreciation (1)	(1,029)	(2,346)
Write-offs (2)		(6,139)
Ending Balance	R$ 4,835	R$ 5,860